Issuances of Common Shares and Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Issuances of Common Shares and Warrants
Number of Warrants, Beginning Balance	5,931,649	4,520,483	2,421,983
Number of Warrants, Issued	4,678,209
Number of Warrants, Cancelled/Expired	(3,311,687)
Number of Warrants, Ending Balance	7,298,171	5,931,649	4,520,483
Weighted Average Exercise Price, Beginning Balance	$ 5.50	$ 3.32	$ 6.45
Weighted Average Exercise Price, Issued	3.04
Weighted Average Exercise Price, Cancelled/Expired	5.90
Weighted Average Exercise Price, Ending Balances	$ 3.75	$ 5.50	$ 3.32
Number of Warrants, Cancelled/Expired		(300,000)	(7,500)
Number of Warrants, Issued		7,093,208	2,106,000
Number of Warrants, Exercised		(5,382,042)
Weighted Average Exercise Price, Beginning Balance		$ 4.71	$ 8.04
Weighted Average Exercise Price, Cancelled/Expired		7.67	24.00
Weighted Average Exercise Price, Issued		2.76	0.95
Weighted Average Exercise Price, Exercised		1.11
Weighted Average Exercise Price, Ending Balances		$ 5.50	$ 4.71